Derivative and Other Fair Value Instruments (Details 3) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Schedule of Location of Cash flow Hedges on Statement of Operations
Effective Portion - Amount of Gain/ (Loss) Recognized in OCI on Derivative	$ (65,894)	$ 37,676
Effective Portion - Amount of Gain/ (Loss) Reclassified from Accumulated OCI into Income	(3,338)	(3,724)
Ineffective Portion - Amount of Gain/ (Loss) Reclassified from Accumulated OCI into Income	0	0
Interest Expense [Member] | Forward Starting Swaps/Treasury Locks [Member]
Schedule of Location of Cash flow Hedges on Statement of Operations
Effective Portion - Amount of Gain/ (Loss) Reclassified from Accumulated OCI into Income	(3,338)	(3,724)
Forward Starting Swaps/Treasury Locks [Member]
Schedule of Location of Cash flow Hedges on Statement of Operations
Effective Portion - Amount of Gain/ (Loss) Recognized in OCI on Derivative	(68,149)	34,432
Development Interest Rate Swaps/Caps [Member]
Schedule of Location of Cash flow Hedges on Statement of Operations
Effective Portion - Amount of Gain/ (Loss) Recognized in OCI on Derivative	$ 2,255	$ 3,244